Loans Receivable, Net - Schedule of Allowance for Loan Losses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Beginning balance	¥ 382,012	¥ 316,124	¥ 74,381
Impact of adoption of ASC 326 (Note 2(b))	0	303,291	0
Provision for loans receivable	374,243	463,175	299,504
Current period write off	(328,382)	(700,578)	(57,761)
Ending balance	¥ 427,873	¥ 382,012	¥ 316,124